SECURED NOTES PAYABLE (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 11, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	$ 33,500	$ 25,000
Total secured notes payable	408,144		$ 396,509
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	422,262	$ 309,900	414,843	$ 330,000
Less: unamortized deferred transaction costs and issuance discount	14,118		18,334
Total secured notes payable	$ 408,144		$ 396,509